Right-of-Use Operating Lease (Details Narrative) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Sep. 01, 2025	Jun. 30, 2025
Lessee, Lease, Description [Line Items]
Lessee operating lease term			5 years
Lease Term	60 months (five years), September 1, 2025 through August 31, 2030
Lease obligation	$ 2,610,000
Lease payments	$ 2,091,012
Discounted borrowing rate	8.00%			0.00%
Security deposit	$ 15,000
Minimum [Member]
Lessee, Lease, Description [Line Items]
Lease incentives	1 month
Maximum [Member]
Lessee, Lease, Description [Line Items]
Lease incentives	4 months
Months 1–4 [Member]
Lessee, Lease, Description [Line Items]
Lease payments	$ 0
Month 5 [Member]
Lessee, Lease, Description [Line Items]
Lease payments	22,800
Months 6–16 [Member]
Lessee, Lease, Description [Line Items]
Lease payments	39,680
Months 17–28 [Member]
Lessee, Lease, Description [Line Items]
Lease payments	45,480
Months 29–40 [Member]
Lessee, Lease, Description [Line Items]
Lease payments	47,080
Months 41–51 [Member]
Lessee, Lease, Description [Line Items]
Lease payments	51,280
Months 52–60 [Member]
Lessee, Lease, Description [Line Items]
Lease payments	$ 52,880